Trade and Other Receivables - Trade and Other Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and Other Receivables
Trade receivables, net - current	€ 5,887	€ 6,199
Trade receivables, net - non-current	1	33
Trade receivables, net	5,888	6,232
Other receivables - current	465	395
Other receivables - non-current	146	103
Other receivables	611	498
Total trade and other receivables - current	6,352	6,593
Total trade and other receivables - non-current	147	137
Total	6,499	6,730
Contract assets	€ 360	€ 295